UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page



Report for the Calendar year or Quarter Ended December 31, 2011

Check here if Amendment:	|_|;	Amendment Number: __

This Amendment:			|_| is a reinstatement
				|_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Meditor Group Ltd

Address:	79 Front Street
		Hamilton
		HM12, Bermuda

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this report on Behalf of Reporting Manager

Name:	Peter Gracey
Title:	Director
Phone:	0014412965946


Signature, Place and Date of Signing:

/s/ P.Gracey		Hamilton, Bermuda	February 10, 2012
--------------------	--------------------	--------------------
[Signature]		[City, State]		[Date]


Report Type: (Check only one):

[X]	13F HOLDINGS REPORT.

[_]	13F NOTICE.

[_]	13F COMBINATION REPORT.


EDGAR


FORM 13F SUMMARY

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total:	$808,078
					(thousands)


Lists of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE


							   VALUE  SHARES/   SH/ PUT/ INVSTMT   OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP	  (x$1000)PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE      SHARED   NONE
------------------------------	--------------	--------- ------- -------   --- ---- ------- ---------- --------- ------- ----

SIGNET JEWELERS LTD		COM		G81276100 2,519   57,312    SH	     SOLE		57,312	  0	   0
BARRICK GOLD CORP		COM		067901108 3,343   73,870    SH	     SOLE		73,870	  0	   0
RESEARCH IN MOTION		COM		760975102 30,392  2,096,000 SH	     SOLE		2,096,000 0	   0
VALEANT PHARMACEUTICALS INTE	COM		91911K102 3,735   80,000    SH	     SOLE		80,000    0	   0
ELAN CORP PLC -SPONS ADR	ADR		284131208 40,276  2,931,327 SH	     SOLE		2,931,327 0	   0
WARNER CHILCOTT PLC-CLASS A	COM		G94368100 6,052   400,000   SH	     SOLE		400,000   0 	   0
ALPHA NATURAL RESOURCES INC	COM		02076X102 3,065   150,000   SH	     SOLE		150,000   0	   0
AMAG PHARMACEUTICALS INC	COM		00163U106 8,982   475,000   SH	     SOLE		475,000   0	   0
AMGEN INC			COM		031162100 33,710  525,000   SH	     SOLE		525,000   0 	   0
AOL INC				COM		00184X105 45,877  30,38,207 SH	     SOLE		3,038,207 0	   0
BRUKER CORP			COM		116794108 4,720   380,000   SH	     SOLE		380,000   0	   0
BUNGE LTD			COM		G16962105 5,148   90,000    SH	     SOLE		90,000	  0	   0
CADENCE PHARMACEUTICALS INC	COM		12738T100 2,963   750,000   SH	     SOLE		750,000   0	   0
CAREFUSION CORP			COM		14170T101 4,066   160,000   SH	     SOLE		160,000   0	   0
CVR ENERGY INC			COM		12662P108 5,619   300,000   SH	     SOLE		300,000   0	   0
ENDOCYTE INC			COM		29269A102 752	  200,000   SH	     SOLE		200,000   0	   0
EXELIXIS INC			COM		30161Q104 12,193  2,575,000 SH	     SOLE		2,575,000 0	   0
GOOGLE INC-CL A			COM		38259P508 9,172   14,200    SH	     SOLE		14,200	  0	   0
HEWLETT-PACKARD CO		COM		428236103 49,831  1,934,423 SH	     SOLE		1,934,423 0	   0
LEAR CORP			COM		521865204 2,376   59,700    SH	     SOLE		59,700	  0	   0
MARATHON OIL CORP		COM		565849106 3,075   105,060   SH	     SOLE		105,060   0	   0
MARKET VECTORS GOLD MINERS	ETF		57060U100 47,161  917,000   SH	     SOLE		917,000   0	   0
MERCK & CO. INC.		COM		58933Y105 105,733 2,804,600 SH	     SOLE		2,804,600 0	   0
MICROSOFT CORP			COM		594918104 27,907  1,075,000 SH	     SOLE		1,075,000 0	   0
MOODY'S CORP			COM		615369105 3,368   100,000   SH	     SOLE		100,000   0	   0
MYLAN INC			COM		628530107 6,116   285,000   SH	     SOLE		285,000   0	   0
NYSE EURONEXT			COM		629491101 11,723  449,175   SH	     SOLE		449,175   0	   0
ONYX PHARMACEUTICALS INC	COM		683399109 95,890  2,181,803 SH	     SOLE		2,181,803 0	   0
PFIZER INC			COM		717081103 41,283  1,907,699 SH	     SOLE		1,907,699 0	   0
PHARMASSET INC			COM		71715N106 7,204   56,190    SH	     SOLE		56,190	  0	   0
STRYKER CORP			COM		863667101 3,885   78,150    SH	     SOLE		78,150	  0	   0
SYNTHES INC-144A/REGS		COM		87162M409 76,529  485,900   SH	     SOLE		485,900   0	   0
TRIPADVISOR INC			COM		896945201 9,832   390,000   SH	     SOLE		390,000   0	   0
VISTEON CORP			COM		92839U206 10,987  220,000   SH	     SOLE		220,000   0	   0
VIVUS INC			COM		928551100 8,531   875,000   SH	     SOLE		875,000   0	   0
WAL-MART STORES INC		COM		931142103 13,147  220,000   SH	     SOLE		220,000   0	   0
WASHINGTON POST-CLASS B		COM		939640108 5,954   15,802    SH	     SOLE		15,802	  0	   0
WILLIAMS COS INC		COM		969457100 54,962  1,664,500 SH	     SOLE		1,664,500 0	   0

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